Estimates of Future Commitments (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments Disclosure [Line Items]
Year 1	116,103
Year 2	83,000
Year 3	77,912
Year 4	31,314
Year 5	31,432
Thereafter	688,926
Total	1,028,687
Purchased Power
Commitments Disclosure [Line Items]
Year 1	56,276
Year 2	42,999
Year 3	41,316
Total	140,591
Services and Supply Agreement
Commitments Disclosure [Line Items]
Year 1	25,165
Year 2	16,792
Year 3	14,977
Year 4	5,777
Year 5	5,207
Thereafter	52,461
Total	120,379
Service Agreements
Commitments Disclosure [Line Items]
Year 1	27,147
Year 2	18,610
Year 3	17,827
Year 4	22,253
Year 5	23,023
Thereafter	566,903
Total	675,763
Capital Project
Commitments Disclosure [Line Items]
Year 1	3,110
Year 2	500
Total	3,610
Operating Leases
Commitments Disclosure [Line Items]
Year 1	4,405
Year 2	4,099
Year 3	3,792
Year 4	3,284
Year 5	3,202
Thereafter	69,562
Total	88,344